Other disclosures - Foreign currency balances (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency balances
Assets.	$ 1,678,213	$ 1,837,914	$ 1,467,548
Liabilities	1,514,625	1,684,080	$ 1,332,750
Marketable debt securities | Foreign currency
Foreign currency balances
Liabilities	56,995	55,875
Subordinated liabilities | Foreign currency
Foreign currency balances
Liabilities	51,654	36,204
Financial derivatives liabilities | Foreign currency
Foreign currency balances
Liabilities	73,858	69,933
Deposits - The Central banks | Foreign currency
Foreign currency balances
Liabilities	0	14,934
Deposits - Credit institutions | Foreign currency
Foreign currency balances
Liabilities	33,467	12,597
Deposits - Customers | Foreign currency
Foreign currency balances
Liabilities	92,987	86,780
Other financial liabilities | Foreign currency
Foreign currency balances
Liabilities	1,057	646
Other Liabilities | Foreign currency
Foreign currency balances
Liabilities	3,184	6,627
Cash and balances with the Central Bank | Foreign currency
Foreign currency balances
Assets.	3,727	3,657
Debt instruments | Foreign currency
Foreign currency balances
Assets.	202,775	167,862
Loans and advances - Credit institutions | Foreign currency
Foreign currency balances
Assets.	28,594	29,799
Loans and advances - Customers | Foreign currency
Foreign currency balances
Assets.	78,504	67,689
Other assets | Foreign currency
Foreign currency balances
Assets.	$ 387	$ 498